Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	6 Months Ended
	Jun. 30, 2020 Brand	Jun. 30, 2019 Brand	Dec. 31, 2019 Brand
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	70.454990		59.890668
Average rate	0
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	5.476011		4.030696
Average rate	4.683731	3.834084
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.368460		1.299449
Average rate	1.362592	1.339411
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3,752.17		3,272.63
Average rate	3,581.62	3,217.98
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	7.074411		6.961461
Average rate	7.052919	6.786388
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.893017		0.890155
Average rate	0.906152	0.884945
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	22.971498		18.845242
Average rate	20.397344	19.218716
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.814816		0.757344
Average rate	0.791317	0.771278
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.544000		3.317006
Average rate	3.377006	3.337727
South Korean won [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,201.90		1,154.54
Average rate	1,204.98	1,143.34
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	17.362387		14.044287
Average rate	16.230856	14.176131